Deferred Purchase Price	12 Months Ended
Dec. 31, 2025
Deferred purchase price.
Deferred purchase price
7	Deferred Purchase Price

The movement in the deferred purchase price is as follows:

	As of 31 December
	2025	2024
	USD	USD
Opening balance	1,148,013	1,207,682
Change in fair value	(158,154)	1,865,274
Issuance of shares	(295,725)	(1,924,943)
Ending balance	694,134	1,148,013

The deferred purchase price consists of outstanding cash payments and share issuances. The change in fair value is a result of revaluing the shares outstanding to reflect share price as per the purchase agreements. Management has not used any complex assumptions in arriving at the fair value of the deferred purchase price.

Pursuant to the terms of the acquisition agreements for Urbvan, any uncalled and unissued warrants expire on 30 June 2025. As at the expiry date, 47,198 warrants remained uncalled and unissued and therefore expired.

The deferred purchase price is detailed as follows:

	As of 31 December
	2025	2024
	USD	USD
Shotl	685,346	627,158
Urbvan	—	491,344
Door2Door	8,788	29,511
	694,134	1,148,013

	As of 31 December
Maturity analysis	2025	2024
	USD	USD
Less than one year (current)	694,134	1,148,013
	694,134	1,148,013